Parent And Guarantor Consolidating Financial Statements (Schedule Of Condensed Consolidating Statement of Cash Flow) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 5,049		$ 5,493		$ 11,607
Purchases of available-for-sale securities	(12,816)		(19,377)		(24,116)
Proceeds from sales of available-for-sale securities	7,662		14,232		17,872
Proceeds from maturities of available-for-sale securities	5,673		4,965		4,527
Net (increase) decrease in finance receivables and loans	(11,943)		(16,998)		(17,344)
Proceeds from sales of finance receivables and loans	2,332		2,868		3,138
Net (increase) decrease in operating lease assets	(5,699)		(1,011)		5,076
Capital contributions to subsidiaries	0		0		0
Returns of contributed capital	0		0		0
Net decrease in cash and cash equivalents from deconsolidation of ResCap	(539)		0		0
Proceeds from sale of business units, net	516	[1]	50	[1]	161	[1]
Other, net	(1,741)		1,143		3,119
Net cash (used in) provided by investing activities	(16,555)		(14,128)		(7,567)
Net change in short-term borrowings	2,694		514		(3,629)
Net increase in bank deposits	7,580		5,840		6,556
Proceeds from issuance of long-term debt	39,401		44,754		39,002
Repayments of long-term debt	(39,909)		(40,473)		(49,530)
Dividends paid	(802)		(819)		(1,253)
Capital contributions from parent	0		0		0
Other, net	(927)		234		869
Net cash provided by (used in) financing activities	8,037		10,050		(7,985)
Effect of exchange-rate changes on cash and cash equivalents	(58)		49		102
Net Cash Provided by (Used in) Continuing Operations	(3,527)		1,464		(3,843)
Adjustment for change in cash and cash equivalent of operations held for sale	(1,995)		(99)		725
Cash and cash equivalents at beginning of period	13,035		11,670		14,788
Cash and cash equivalents at end of period	7,513		13,035		11,670
Intercompany [Member]
Condensed Financial Statements, Captions [Line Items]
Net decrease in investment securities --- intercompany					0
Net (increase) decrease in finance receivables and loans	0		0		0
Net Change in Debt, Intercompany	0		0		0
Dividends paid and returns of contributed capital	0		0		0
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	102		2,695		4,552
Purchases of available-for-sale securities	0		0		(1,485)
Proceeds from sales of available-for-sale securities	0		1,494		41
Proceeds from maturities of available-for-sale securities	0		1		0
Net (increase) decrease in finance receivables and loans	3,027		(2,933)		(5,177)
Proceeds from sales of finance receivables and loans	352		1,346		6
Net (increase) decrease in operating lease assets	(2,268)		2,890		(2,770)
Capital contributions to subsidiaries	(261)		(1,634)		(2,036)
Returns of contributed capital	2,079		1,255		880
Net decrease in cash and cash equivalents from deconsolidation of ResCap	0
Proceeds from sale of business units, net	29		0		59
Other, net	(247)		124		104
Net cash (used in) provided by investing activities	6,590		5,286		(2,319)
Net change in short-term borrowings	338		237		735
Net increase in bank deposits	0		0		0
Proceeds from issuance of long-term debt	3,613		3,201		5,824
Repayments of long-term debt	(11,238)		(9,414)		(4,292)
Dividends paid	(802)		(819)		(1,253)
Capital contributions from parent	0		0		0
Other, net	(785)		308		418
Net cash provided by (used in) financing activities	(8,918)		(6,416)		1,675
Effect of exchange-rate changes on cash and cash equivalents	(63)		31		0
Net Cash Provided by (Used in) Continuing Operations	(2,289)		1,596		3,908
Adjustment for change in cash and cash equivalent of operations held for sale	0		0		0
Cash and cash equivalents at beginning of period	6,261		4,665		757
Cash and cash equivalents at end of period	3,972		6,261		4,665
Parent [Member] | Intercompany [Member]
Condensed Financial Statements, Captions [Line Items]
Net decrease in investment securities --- intercompany					323
Net (increase) decrease in finance receivables and loans	3,879		2,743		7,736
Net Change in Debt, Intercompany	(44)		71		243
Dividends paid and returns of contributed capital	0		0		0
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	306		209		13
Purchases of available-for-sale securities	0		0		0
Proceeds from sales of available-for-sale securities	0		0		0
Proceeds from maturities of available-for-sale securities	0		0		0
Net (increase) decrease in finance receivables and loans	2		(51)		96
Proceeds from sales of finance receivables and loans	0		0		0
Net (increase) decrease in operating lease assets	0		0		0
Capital contributions to subsidiaries	0		(855)		(1,737)
Returns of contributed capital	0		0		0
Net decrease in cash and cash equivalents from deconsolidation of ResCap	0
Proceeds from sale of business units, net	0		0		0
Other, net	(13)		(1)		(1)
Net cash (used in) provided by investing activities	94		(896)		(1,925)
Net change in short-term borrowings	25		47		50
Net increase in bank deposits	0		0		0
Proceeds from issuance of long-term debt	70		200		90
Repayments of long-term debt	(73)		(226)		(256)
Dividends paid	0		0		0
Capital contributions from parent	169		855		1,725
Other, net	1		0		0
Net cash provided by (used in) financing activities	(414)		699		1,909
Effect of exchange-rate changes on cash and cash equivalents	0		0		0
Net Cash Provided by (Used in) Continuing Operations	(14)		12		(3)
Adjustment for change in cash and cash equivalent of operations held for sale	0		0		0
Cash and cash equivalents at beginning of period	14		2		5
Cash and cash equivalents at end of period	0		14		2
Guarantor Subsidiaries [Member] | Intercompany [Member]
Condensed Financial Statements, Captions [Line Items]
Net decrease in investment securities --- intercompany					0
Net (increase) decrease in finance receivables and loans	105		11		(283)
Net Change in Debt, Intercompany	(149)		30		300
Dividends paid and returns of contributed capital	(457)		(207)		0
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	5,862		3,973		7,230
Purchases of available-for-sale securities	(12,816)		(19,377)		(22,631)
Proceeds from sales of available-for-sale securities	7,662		12,738		17,872
Proceeds from maturities of available-for-sale securities	5,673		4,964		4,527
Net (increase) decrease in finance receivables and loans	(14,972)		(14,014)		(12,263)
Proceeds from sales of finance receivables and loans	1,980		1,522		3,132
Net (increase) decrease in operating lease assets	(3,431)		(3,901)		7,846
Capital contributions to subsidiaries	0		0		0
Returns of contributed capital	0		0		0
Net decrease in cash and cash equivalents from deconsolidation of ResCap	(539)
Proceeds from sale of business units, net	487		50		102
Other, net	(1,481)		1,020		3,016
Net cash (used in) provided by investing activities	(17,308)		(17,086)		1,559
Net change in short-term borrowings	2,331		230		(4,414)
Net increase in bank deposits	7,619		5,840		6,556
Proceeds from issuance of long-term debt	35,718		41,353		33,047
Repayments of long-term debt	(28,598)		(30,833)		(44,982)
Dividends paid	0		0		0
Capital contributions from parent	92		1,634		2,048
Other, net	(143)		(74)		451
Net cash provided by (used in) financing activities	10,192		12,964		(16,136)
Effect of exchange-rate changes on cash and cash equivalents	5		18		102
Net Cash Provided by (Used in) Continuing Operations	(1,249)		(131)		(7,245)
Adjustment for change in cash and cash equivalent of operations held for sale	(1,995)		(99)		725
Cash and cash equivalents at beginning of period	7,276		7,506		14,026
Cash and cash equivalents at end of period	4,032		7,276		7,506
Non-Guarantor Subsidiaries [Member] | Intercompany [Member]
Condensed Financial Statements, Captions [Line Items]
Net decrease in investment securities --- intercompany					260
Net (increase) decrease in finance receivables and loans	129		(88)		(302)
Net Change in Debt, Intercompany	(3,984)		(2,755)		(7,774)
Dividends paid and returns of contributed capital	(2,843)		(2,431)		(1,068)
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(1,221)		(1,384)		(188)
Purchases of available-for-sale securities	0		0		0
Proceeds from sales of available-for-sale securities	0		0		(41)
Proceeds from maturities of available-for-sale securities	0		0		0
Net (increase) decrease in finance receivables and loans	0		0		0
Proceeds from sales of finance receivables and loans	0		0		0
Net (increase) decrease in operating lease assets	0		0		0
Capital contributions to subsidiaries	261		2,489		3,773
Returns of contributed capital	(2,079)		(1,255)		(880)
Net decrease in cash and cash equivalents from deconsolidation of ResCap	0
Proceeds from sale of business units, net	0		0		0
Other, net	0		0		0
Net cash (used in) provided by investing activities	(5,931)		(1,432)		(4,882)
Net change in short-term borrowings	0		0		0
Net increase in bank deposits	(39)		0		0
Proceeds from issuance of long-term debt	0		0		41
Repayments of long-term debt	0		0		0
Dividends paid	0		0		0
Capital contributions from parent	(261)		(2,489)		(3,773)
Other, net	0		0		0
Net cash provided by (used in) financing activities	7,177		2,803		4,567
Effect of exchange-rate changes on cash and cash equivalents	0		0		0
Net Cash Provided by (Used in) Continuing Operations	25		(13)		(503)
Adjustment for change in cash and cash equivalent of operations held for sale	0		0		0
Cash and cash equivalents at beginning of period	(516)		(503)		0
Cash and cash equivalents at end of period	(491)		(516)		(503)
Consolidation, Eliminations [Member] | Intercompany [Member]
Condensed Financial Statements, Captions [Line Items]
Net decrease in investment securities --- intercompany					(583)
Net (increase) decrease in finance receivables and loans	(4,113)		(2,666)		(7,151)
Net Change in Debt, Intercompany	4,177		2,654		7,231
Dividends paid and returns of contributed capital	$ 3,300		$ 2,638		$ 1,068

[1]	The amounts are net of cash and cash equivalents of $147 million at December 31, 2012, $88 million at December 31, 2011, and $1.2 billion at December 31, 2010 of business units at the time of disposition.